Intangible Assets - Summary of Inputs to determine the impairment test of Goodwill (Detail) - Goodwill [member]	Dec. 31, 2025	Dec. 31, 2024
SPS
Disclosure Of Impairment Test Of Goodwill [Line Items]
Annual inflation rate	4.40%	4.00%
Discount Rate	16.85%	15.25%
MAV
Disclosure Of Impairment Test Of Goodwill [Line Items]
Annual inflation rate	4.40%	4.00%
Discount Rate	16.85%	15.25%
Lacan
Disclosure Of Impairment Test Of Goodwill [Line Items]
Annual inflation rate	4.40%	0.00%
Discount Rate	16.85%	0.00%
Compass
Disclosure Of Impairment Test Of Goodwill [Line Items]
Annual inflation rate	440.00%	0.00%
Discount Rate	1685.00%	0.00%